Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 4,656	$ 5,661	$ 4,128
Stock Based Compensation [Member]
General and administrative expenses	913	1,225	1,194
Professional Fees [Member]
General and administrative expenses	1,084	897	796
Salaries And Benefits [Member]
General and administrative expenses	1,164	1,617	828
Rent And Office Maintenance Fees [Member]
General and administrative expenses	401	530	430
Investor Relations And Business Development Expenses [Member]
General and administrative expenses	59	242	293
Insurance And Other Expenses [Member]
General and administrative expenses	$ 1,035	$ 1,150	$ 587